UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-22036
                        ---------------------------------
                       Investment Company Act file number

              Excelsior Directional Hedge Fund of Funds (TI), LLC
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Steven L. Suss
                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                              Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2008
                        ----------
Date of reporting period: 9/30/2007
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS (TI), LLC
Financial Statements
(Unaudited)
Period from April 23, 2007 (Commencement of Operations) to September 30, 2007

               Excelsior Directional Hedge Fund of Funds (TI), LLC
                              Financial Statements
                                   (Unaudited)
 Period from April 23, 2007 (Commencement of Operations)to September 30, 2007



                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets as of
      September 30, 2007.......................................................1

Statement of Operations for the Period from April 23, 2007 (Commencement of
      Operations) to September 30, 2007........................................2

Statements of Changes in Members' Equity - Net Assets for the Period from
      April 23, 2007 (Commencement of Operations) to September 30, 2007........3

Statement of Cash Flows for the Period from April 23, 2007 (Commencement of
      Operations) to September 30, 2007........................................4

Financial Highlights for the Period from April 23, 2007 (Commencement of
      Operations) to September 30, 2007........................................5

Notes to Financial Statements..................................................6


      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC
   Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2007

--------------------------------------------------------------------------------

ASSETS

Investment in Excelsior Directional Hedge Fund of Funds Master
      Fund, LLC at fair value (cost $325,316,399)                   $337,264,468
Cash and cash equivalents                                              1,916,093
Investments in Excelsior Directional Hedge Fund of Funds Master
      Fund, LLC made in advance                                        4,725,000
Other assets                                                               4,466
--------------------------------------------------------------------------------

Total Assets                                                        $343,910,027
--------------------------------------------------------------------------------

LIABILITIES

Members' interests received in advance                                 5,925,000
Repurchase of Members' Interests payable                               1,129,603
Management fee payable                                                   423,401
Professional fees payable                                                 19,000
Administration fees payable                                               61,094
Other payable                                                             84,558
--------------------------------------------------------------------------------

Total Liabilities                                                      7,642,656
--------------------------------------------------------------------------------

Net Assets                                                          $336,267,371
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                           $326,345,292
  Accumulated net unrealized appreciation on investments               9,922,079
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $336,267,371
--------------------------------------------------------------------------------


The accompanying notes and attached unaudited financial statements of Excelsior
 Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
   Period from April 23, 2007 (Commencement of Operations) to September 30, 2007

--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM EXCELSIOR DIRECTIONAL
HEDGE FUND OF FUNDS MASTER FUND, LLC:

Interest                                                             $   98,236
Expenses                                                             (2,024,162)
--------------------------------------------------------------------------------

   Net investment loss allocated from Excelsior Directional Hedge
      Fund of Funds Master Fund, LLC                                 (1,925,926)
--------------------------------------------------------------------------------

Fund Income:
   Interest                                                              39,958
--------------------------------------------------------------------------------

Fund Expenses:

   Management fee                                                       837,048
   Professional fees                                                     19,000
   Board of Managers' fees and expenses                                   4,000
   Administration fees                                                  121,209
   Other                                                                 34,171
--------------------------------------------------------------------------------

Total Expenses                                                        1,015,428
--------------------------------------------------------------------------------

Net Investment Loss                                                  (2,901,396)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED
FROM EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS MASTER FUND, LLC

Net realized gain on investments                                      3,951,918
Net change in unrealized appreciation on investments                  9,922,079
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments Allocated from
Excelsior Directional Hedge Fund of Funds Master Fund, LLC           13,873,997
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS     $10,972,601
--------------------------------------------------------------------------------


The accompanying notes and attached unaudited financial statements of Excelsior
 Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC
               Statements of Changes in Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

Period from April 23, 2007 (Commencement of Operations) to September 30, 2007

--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                                            $     (2,901,396)
Net realized gain from investments                                    3,951,918
Net change in unrealized appreciation on investments                  9,922,079
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets Derived from Operations     10,972,601
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                                              349,282,249
Members' interests repurchased                                      (23,967,554)
Offering costs                                                          (19,925)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets Derived From Capital
      Transactions                                                  325,294,770
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets                        336,267,371

MEMBERS' EQUITY - NET ASSETS AT BEGINNING OF PERIOD                           -
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS AT END OF PERIOD                      $336,267,371
--------------------------------------------------------------------------------


The accompanying notes and attached unaudited financial statements of Excelsior
 Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------
   Period from April 23, 2007 (Commencement of Operations) to September 30, 2007

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                     $     10,972,601
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash used in
   operating activities:
      Net change in unrealized appreciation on investment            (9,922,079)
         allocated from Excelsior Directional Hedge Fund
         of Funds Master Fund, LLC
      Net realized gain on investment allocated from Excelsior       (3,951,918)
         Directional Hedge Fund of Funds Master Fund, LLC
      Net investment loss allocated from Excelsior Directional        1,925,926
         Hedge Fund of Funds Master Fund, LLC
      Purchases of investment in Excelsior Directional Hedge       (354,035,145)
         Fund of Funds Master Fund, LLC
      Proceeds from investment in Excelsior Directional Hedge        23,993,746
         Fund of Funds Master Fund, LLC
      Increase in interest receivable                                    (4,466)
      Increase in management fee payable                                423,401
      Increase in professional fees payable                              19,000
      Increase in administration fees payable                            61,094
      Increase in other payable                                          84,558
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                              (330,433,282)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from members' subscriptions                                355,207,249
Payments for members' interests repurchased                         (22,837,949)
Offering costs paid                                                     (19,925)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                           332,349,375
--------------------------------------------------------------------------------

Net increase  in cash and cash equivalents                            1,916,093
Cash and cash equivalents at beginning of period                              -
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                     $      1,916,093
--------------------------------------------------------------------------------


The accompanying notes and attached unaudited financial statements of Excelsior
 Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC
                                                Financial Highlights (Unaudited)
--------------------------------------------------------------------------------
  Period from April 23, 2007 (Commencement of Operations) to September 30, 2007*

--------------------------------------------------------------------------------

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the period indicated:


Net assets, end of period                                          $336,267,371

Ratio of net investment loss to average Members' equity -  net           (0.87%)
   assets (a)
Ratio of total expenses to average Members' equity - net                  0.91%
   assets (b), (c)
Ratio of net expenses to average Members' equity - net
   assets (b)                                                             0.91%
Total return (d)                                                          3.30%



 *    The ratios and total return are not annualized.
(a) The ratio reflects the income and expenses assuming inclusion of the Fund's (as defined in Note 1) proportionate share of income and expenses of the Company (as defined in Note 1).
(b) The ratio reflects the expenses assuming inclusion of the Fund's proportionate share of the expenses of the Company.
(c) The ratio is before any expense limitation or reimbursement per the Expense Limitation Agreement (as defined in Note 2b).
(d) Total return is net of expenses and assumes a purchase of an interest in the Company on the first day and the sale of the interest on the last day of the period.


The accompanying notes and attached unaudited financial statements of Excelsior
 Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 2007

--------------------------------------------------------------------------------

1. Organization

Excelsior Directional Hedge Fund of Funds (TI), LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on February 26, 2007, and commenced operations on April 23, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation. The Fund pursues its investment objective by investing substantially all of its assets in Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the "Company"), a closed-end, non-diversified, management investment company. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through these investment funds (collectively, the "Investment Funds") in which the Company invests as a limited partner or member along with other investors.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read with the Fund's financial statements. The percentage of the Company's members' equity owned by the Fund at September 30, 2007 was 98.38%.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company and as a manager to the Fund (the "Adviser"). On July 1, 2007, the Adviser became an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"). As a result, the Adviser is now controlled by Bank of America. Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina 28255. Prior to July 1, 2007, the Adviser was a wholly-owned subsidiary of U.S. Trust Corporation ("U.S. Trust"), a registered financial holding company, which, in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation. On July 1, 2007, U.S. Trust and its subsidiaries, including the Adviser, were acquired by Bank of America (the "Sale"). The Adviser continued to serve as the investment adviser to the Company after the Sale pursuant to a new investment advisory agreement with the Company (the "New Advisory Agreement") that was approved by the Board of Managers of the Company at a meeting held on January 11, 2007 and was approved by members of the Company at a special meeting of members of the Company held on March 29, 2007. The Adviser also continued to serve as manager of the Fund after the Sale pursuant to a new management agreement with the Fund (the "New Management Agreement") that was approved by the Fund's Board of Managers (the "Board"). Each of the New Advisory Agreement and the New Management Agreement is identical in all material respects to the investment advisory agreement and management agreement previously in effect except for the term and the date of effectiveness. The Adviser provides various management and administrative services to the Company and the Fund.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2007

--------------------------------------------------------------------------------

1. Organization (continued)

The Fund's Board has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Board has engaged the Adviser to manage the day-to-day operations of the Fund.

Subscriptions for interests in the Fund ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Fund may, from time to time, offer to repurchase Interests from its members ("Members") pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board.

The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase interests from Members twice each year, at June 30th and December 31st. Members can only transfer or assign Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires that management make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Fund's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

The Fund records its investment in the Company at fair value. The Fund's investment in the Company is represented by the Fund's proportionate interest in the Company's Members' Equity - Net Assets at September 30, 2007. Valuation of investments held by the Company is discussed in the notes to the Company's financial statements.

The net unrealized appreciation on investments, which is included in Members' Equity - Net Assets on the Statement of Assets, Liabilities and Members' Equity
- Net Assets, reflects the Fund's allocated share of the Company's net unrealized gain on investments.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2007

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Distributions received from the Company, whether in the form of cash or securities, are applied first as a reduction of the investment's cost, and any excess is treated as realized gain from investments. Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

b. Fund Expenses

The Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company's expenses, including, but not limited to: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Fund's and the Company's administrator; costs of insurance; management fees and advisory fees; travel and related expenses of the Fund's and the Company's Boards; all costs with respect to communications regarding the Fund's and the Company's transactions among the Adviser and any custodian or other agent engaged by the Fund; and other types of expenses approved by the Fund's and the Company's Boards.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement"), under which the Adviser has agreed to waive its fees, or to pay or absorb (subject to the reimbursement described below) the ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses of the Fund, including organizational and offering costs and the proportionate share of the Company's expenses to 1.84% per annum of the Fund's average monthly net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation in effect at the time the fee was waived or the expense was paid or absorbed. As of September 30, 2007, the Fund's expenses did not exceed the expense limitation.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2007

--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Fund. Each Member is individually required to report on its own tax return its share of the Fund's taxable income or loss. The Fund has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for the fiscal period, as defined in the Fund's Limited Liability Company Agreement.

d. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is in the process of evaluating the effects of the adoption of FIN 48 on the financial statements.

FASB issued a Statement No. 157 in September 2006, Fair Value Measurements, which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. This statement provides enhanced guidance for using fair value to measure assets and liabilities. It clarifies fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The standard applies whenever other standards require (or permit) assets or liabilities to be measured at fair value. The standard does not expand the use of fair value in any new circumstances. The Fund is reviewing the statement and its impact on the financial statements.

e. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

The Fund records its proportionate share of the Company's investment income, expenses and realized and unrealized gains and losses.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2007

--------------------------------------------------------------------------------

3. Management Fee, Related Party Transactions and Other

As of September 30, 2007, the employees and affiliates of the Adviser have a combined interest of approximately 8.96% of the Members' equity - net assets.

The Adviser provides certain investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Fund pays the Adviser a quarterly management fee at an annual rate of 0.5% based on the Fund's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. For the period from April 1, 2007 to September 30, 2007, the management fee was $837,048, of which $423,401 was payable as of September 30, 2007.

The Board is made up of three Managers who are independent of the Adviser (the "Disinterested Managers"), and one Manager who is an "interested person," as defined by Section 2(a)(19) of the 1940 Act, of the Fund. The Disinterested Managers receive per-meeting fees of: $500 for attendance at quarterly meetings of the Board; and $500 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board. All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. Any Manager who is an "interested person" does not receive any retainer or other fee from the Fund. The Fund incurred $4,000 of Board of Directors fees for the period from April 1, 2007 to September 30, 2007, none of which is payable as of September 30, 2007.

The Fund has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Fund. In connection with such services provided, the Fund pays the Administrator a quarterly fee equal to the greater of: (i) $3,000; or (ii) .00025 of the Fund's net assets as of the first day of each calendar quarter on the first $150 million of net assets, plus .000125 of the Fund's net assets in excess of $150 million. For the period from April 1, 2007 to September 30, 2007, the Fund incurred $121,209 in expenses related to such administrative services, $61,094 of which is payable as of September 30, 2007.

4. Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------
                                                              September 30, 2007

--------------------------------------------------------------------------------

5. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

6. Subsequent Events

At September 30, 2007, the Fund had received subscriptions in advance for Interests from Members in the amount of $5,925,000. These subscriptions became Interests in the Fund effective October 1, 2007. The Fund also invested $4,725,000 in the Company as of October 1, 2007.

EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS MASTER FUND, LLC
Financial Statements
(Unaudited)
Period from April 1, 2007 to September 30, 2007

          Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                              Financial Statements
                                   (Unaudited)
                 Period from April 1, 2007 to September 30, 2007


                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets as of
      September 30, 2007.......................................................1

Schedule of Investments as of September 30, 2007...............................2

Statement of Operations for the Period from April 1, 2007 to
      September 30, 2007.......................................................3

Statements of Changes in Members' Equity - Net Assets for the Period from
      April 1, 2007 to September 30, 2007 and for the Year Ended
      March 31, 2007...........................................................4

Statement of Cash Flows for the Period from April 1, 2007 to
      September 30, 2007.......................................................5

Financial Highlights for the Period from April 1, 2007 to September 30, 2007 and for the Years Ended March 31, 2007, 2006, 2005 and 2004..............6

Notes to Financial Statements..................................................7


      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $255,064,524)  $349,876,585
Cash and cash equivalents                                              9,294,435
Receivables for interests in Investment Funds sold                       196,723
Other assets                                                             119,284
--------------------------------------------------------------------------------

Total Assets                                                        $359,487,027
--------------------------------------------------------------------------------

LIABILITIES

Members' interests received in advance                                 8,180,000
Due to Adviser                                                           861,452
Professional fees payable                                                 45,082
Administration fees payable                                                6,000
Bank note, facility fee and interest payable                           7,566,406
--------------------------------------------------------------------------------

Total Liabilities                                                     16,658,940
--------------------------------------------------------------------------------

Net Assets                                                          $342,828,087
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                           $248,016,025
  Net unrealized appreciation on investments                          94,812,062
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $342,828,087
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                             Schedule of Investments (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

                                                                                   % of                     First
                                           First                                  Members'   % Ownership  Available
                                        Acquisition                     Fair      Equity -  of Investment Redemption
Investment Funds *                         Date           Cost **      Value **   Net Assets   Funds       Date ***   Liquidity ****
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Basix Capital Fund, L.P.                   7/1/2004  $  8,500,000    $11,555,901     3.37%      11.50%      N/A            Quarterly
Foundation Partners, L.P.                  7/1/2002     8,000,000     11,725,918     3.42%       8.25%      N/A            Quarterly
SAB Capital Partners, L.P.                 4/1/2001             -        768,982     0.22%       0.15%      N/A             Annually
Scopia PX, LLC                             9/1/2005     9,000,000     11,184,702     3.26%       5.43%      N/A            Quarterly
Spring Point Opportunity Partners, L.P.    7/1/2006    17,610,520     20,699,508     6.04%       6.09%      N/A            Quarterly
Swiftcurrent Partners, L.P.               10/1/2000     8,550,000     14,488,464     4.23%       1.68%      N/A             Annually
Tonga Partners, L.P.                      10/1/2000     4,060,553     11,251,269     3.28%       3.90%      N/A        Semi-annually
                                                     ---------------------------------------
          Strategy Total                               55,721,073     81,674,744    23.82%
                                                     ---------------------------------------
Opportunistic (U.S. Only) Funds
-------------------------------
Alson Signature Fund, L.P                  9/1/2006    14,000,000     15,354,706     4.48%       3.97%      N/A            Quarterly
Cadmus Capital Partners (QP), L.P.         7/1/2003    12,500,000     14,488,147     4.23%       7.92%      N/A            Quarterly
Quaker Capital Partners I, L.P.            1/1/2001     3,164,863     10,447,500     3.05%       3.00%      N/A             Annually
Seminole Capital Partners, L.P.            9/1/2005    17,200,000     20,777,035     6.06%       3.28%      N/A        Semi-annually
Valinor Capital Partners, L.P.             7/1/2007    10,000,000     10,555,698     3.08%       6.08%    12/31/2009        Annually
                                                     ---------------------------------------
          Strategy Total                               56,864,863     71,623,086    20.90%
                                                     ---------------------------------------
Hedged Sector Funds
-------------------
Coatue Qualified Partners, L.P.            1/1/2002     6,000,000     14,298,785     4.17%       2.40%      N/A            Quarterly
Durus Life Sciences Fund, LLC              1/1/2001       586,983         67,415     0.02%       2.05%      N/A                  (1)
Endicott Partners II, L.P.                 1/1/2003     6,500,000      8,315,041     2.43%       7.92%      N/A        Semi-annually
Longbow Partners, L.P.                     5/1/2004    16,200,000     21,641,926     6.30%       5.24%      N/A            Quarterly
Sivik Global Healthcare Partners, L.P.    11/1/2003     7,100,000     10,354,619     3.02%       5.75%      N/A        Semi-annually
                                                     ---------------------------------------
          Strategy Total                               36,386,983     54,677,786    15.94%
                                                     ---------------------------------------
Arbitrage/Distressed Funds
--------------------------
Canyon Value Realization Fund, L.P.        7/1/2003    11,400,000     17,025,757     4.97%       0.59%      N/A             Annually
Farallon Capital Partners, L.P.           11/1/2004    22,000,000     30,601,611     8.92%       0.39%      N/A             Annually
JMG Capital Partners, L.P.                10/1/2000     5,591,605     12,208,638     3.56%       2.23%      N/A            Quarterly
Polygon Global Opportunities Fund, L.P.    8/1/2006    15,600,000     17,829,778     5.20%       1.24%      N/A            Quarterly
                                                     ---------------------------------------
          Strategy Total                               54,591,605     77,665,784    22.65%
                                                     ---------------------------------------
Opportunistic (Global/International) Funds
------------------------------------------
AKO Partners, L.P.                        10/1/2005    14,500,000     19,086,040     5.57%       5.40%      N/A            Quarterly
Delta Fund Europe, L.P.                    5/1/2006    14,000,000     13,905,225     4.06%       2.78%    6/30/2008        Quarterly
Indus Asia Pacific Fund, L.P.              3/1/2004     6,000,000     10,509,538     3.07%       2.00%      N/A            Quarterly
Indus Event Driven Fund, L.P.              6/1/2005    11,000,000     11,724,045     3.42%      12.34%      N/A            Quarterly
Indus Japan Fund, L.P.                     3/1/2004     6,000,000      9,010,337     2.63%       2.63%      N/A            Quarterly
                                                     ---------------------------------------
          Strategy Total                               51,500,000     64,235,185    18.75%
                                                     --------------------------------------
Total investments in Investment Funds                $255,064,524    349,876,585   102.06%
                                                     ============
Other Assets, Less Liabilities                                        (7,048,498)   (2.06%)
                                                                  --------------------------
Members' Equity - Net Assets                                        $342,828,087   100.00%
                                                                  ==========================
*     Non-income producing investments.                          N/A Initial lock-up period has either expired prior to September
**    See definition in Note 2a                                      30, 2007 or Investment Fund did not have an initial lock-up
***   From original investment date.                                 period. However, specific redemption restrictions may apply.
****  Available frequency of redemptions after initial           (1) The Investment Fund is currently in liquidation and has
      lock-up period.                                                eliminated partner withdrawal rights.

  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC

                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2007 to September 30, 2007

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                         $        99,499
--------------------------------------------------------------------------------

Total Investment Income                                                   99,499
--------------------------------------------------------------------------------

OPERATING EXPENSES

Advisory fee                                                           1,687,917
Professional fees                                                         36,464
Board of Managers' fees and expenses                                      30,500
Bank note facility fee and interest expense                              166,598
Administration fees                                                        9,000
Other                                                                    112,561
--------------------------------------------------------------------------------

Total Operating Expenses                                               2,043,040
--------------------------------------------------------------------------------

Net Investment Loss                                                  (1,943,541)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments in Investment Funds                   4,016,265
Net change in unrealized appreciation on investments in Investment
     Funds                                                             9,866,755
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                       13,883,020
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
     DERIVED FROM OPERATIONS                                     $    11,939,479
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
               Statements of Changes in Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                    Period from
                                                   April 1, 2007 -    Year Ended
                                                    September 30,      March 31,
                                                        2007             2007
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                               $  (1,943,541)   $ (5,303,738)
Net realized gain on investments                      4,016,265      10,945,329
Net change in unrealized appreciation on investments  9,866,755      21,009,426
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets Derived
      from Operations                                11,939,479      26,651,017
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                              354,885,986      46,569,339
Members' interests repurchased                     (334,361,783)    (54,878,772)
--------------------------------------------------------------------------------

Increase (Decrease) in Members' Equity - Net Assets
      Derived from Capital Transactions              20,524,203      (8,309,433)
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets         32,463,682      18,341,584

MEMBERS' EQUITY - NET ASSETS
      AT BEGINNING OF PERIOD                        310,364,405     292,022,821
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
      AT END OF PERIOD                            $ 342,828,087   $ 310,364,405
--------------------------------------------------------------------------------














  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2007 to September 30, 2007

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                     $      11,939,479
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash  used in
   operating activities:
      Change in net unrealized appreciation on investments           (9,866,755)
      Net realized gain from investments                             (4,016,265)
      Purchases of Investment Funds                                 (11,000,000)
      Proceeds from sales of Investment Funds                         4,016,265
      Increase in receivables from Investment Funds                     (55,612)
      Increase in other assets                                          (30,019)
      Decrease in due to Adviser                                       (273,351)
      Increase in bank note facility fee and interest payable            38,403
      Decrease in professional fees payable                             (49,918)
      Decrease in administration fees payable                           (50,549)
      Decrease in due to custodian                                     (179,380)
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                                (9,527,702)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                  342,513,077
Payments for member interests repurchased                          (336,556,177)
Borrowings on bank loan payable                                       7,500,000
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                             13,456,900
--------------------------------------------------------------------------------

Net increase in cash and cash equivalents                             3,929,198
Cash and cash equivalents at beginning of period                      5,365,237
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                     $      9,294,435
--------------------------------------------------------------------------------


Supplementary Disclosure of Cash Flow Information
Cash paid during the period for interest                       $         96,930


  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                                Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:


                           For the period
                            from April 1,    For the year   For the year   For the year   For the year
                               2007 -          ended          ended          ended          ended
                             September       March 31,      March 31,      March 31,      March 31,
                             30, 2007*         2007           2006           2005           2004
                        ------------------------------------------------------------------------------
Net assets, end of
   period               $342,828,087      $310,364,405    $292,022,821    $240,943,784    $173,964,183

Ratio of net                (0.57%)           (1.71%)         (1.75%)         (1.77%)         (1.82%)
   investment
   loss to average
   Members' equity -
   net assets (a), (b)
Ratio of expenses            0.60%             1.86%           1.85%           1.81%           1.87%
   to average
   Members' equity
   - net assets (a), (b)
Portfolio turnover           1.17%            30.25%          15.33%          15.61%          22.70%
Total return (c)             3.65%             8.82%          10.09%           4.83%          13.68%



 * The Company (as defined in Note 1) reorganized into a master-feeder structure for this period. Also the ratios, portfolio turnover and total returns are not annualized.
(a)   Ratio does not reflect the Company's proportionate share of net income
      (loss) and expenses, including incentive allocation, of the Investment Funds.
(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period.
(c) Total return is net of expenses and assumes a purchase of an interest in the Company on the first day and a sale of interest on the last day of the period.









  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

1. Organization

Excelsior Directional Hedge Fund of Funds Master Fund, LLC, formerly known as Excelsior Directional Hedge Fund of Funds, LLC (the "Company"), was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company's investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through these investment funds (collectively, the "Investment Funds") in which the Company invests as a limited partner or member along with other investors.

On April 23, 2007, pursuant to member approval, the Company was reorganized into a "master/feeder" investment structure. Effective that date, the Company became a master fund and member interests in the Company were transferred to a new entity, Excelsior Directional Hedge Fund of Funds (TI), LLC, a Delaware limited liability company that is registered under the 1940 Act as a closed-end, non-diversified, management investment company (the "Fund"). The Fund in turn invested substantially all of its assets into the Company. On July 1, 2007, Excelsior Directional Hedge Fund of Funds, Ltd. (the "Offshore Fund") also became a feeder of the Company.

The Fund and the Offshore Fund (together the "Feeders") pursue their investment objectives by investing substantially all of their interests in the Company. The Feeders have the same investment objective and substantially the same investment policies as the Company (except that the Feeders pursue their investment objectives by investing in the Company). As of September 30, 2007, the Fund and the Offshore Fund ownership of the Company's Members' Equity - Net Assets were 98.38% and 1.47%, respectively.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the "Adviser"). On July 1, 2007, the Adviser became an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"). As a result, the Adviser is now controlled by Bank of America. Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina 28255. Prior to July 1, 2007, the Adviser was a wholly-owned subsidiary of U.S. Trust Corporation ("U.S. Trust"), a registered financial holding company, which, in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

1. Organization (continued)

On July 1, 2007, U.S. Trust and its subsidiaries, including the Adviser, were acquired by Bank of America (the "Sale"). The Adviser continued to serve as the investment adviser to the Company after the Sale pursuant to a new investment advisory agreement with the Company (the "New Advisory Agreement") that was approved by the Board of Managers (the "Board") of the Company at a meeting held on January 11, 2007 and was approved by members of the Company at a special meeting of members of the Company held on March 29, 2007. The New Advisory Agreement is identical in all material respects to the previous investment advisory agreement except for the term and the date of effectiveness. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to manage the day-to-day operations of the Company.

Member subscriptions for interests in the Company ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from its members ("Members") pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase interests from Members twice each year, at June 30th and December 31st. Members can only transfer or assign Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the investment manager, who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the investment manager of each Investment Fund, and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements.

As a general matter, the fair value of the Company's interests in an Investment Fund will represent the amount that the Company could reasonably expect to receive from the Investment Fund if the Company's interests were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. The Adviser, or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

The Company's investment in Durus Life Sciences Fund, LLC ("Durus") is valued at $67,415 and represents 0.02% of Members' equity - net assets as of September 30, 2007. Durus was fair valued in good faith by the Adviser, in accordance with procedures adopted by the Board. As of September 30, 2007, Durus is in liquidation and there are no ongoing redemption rights available to partners.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost, and any excess is treated as realized gain from investments in Investment Funds. Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the Investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; travel and related expenses of the Board; all costs with respect to communications regarding the Company's transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of the fiscal period in accordance with each Member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

The cost of the Company's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2006. Based on Investment Funds owned at December 31, 2006, the cost of investments for Federal income tax purposes was $275,386,601. This included aggregate gross unrealized appreciation of $30,248,573 and aggregate gross unrealized depreciation of $898,733.

d. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is in the process of evaluating the effects of the adoption of FIN 48 on the financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

d. New Accounting Pronouncements (continued)

FASB issued a Statement No. 157 in September 2006, Fair Value Measurements, which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. This statement provides enhanced guidance for using fair value to measure assets and liabilities. It clarifies fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The standard applies whenever other standards require (or permit) assets or liabilities to be measured at fair value. The standard does not expand the use of fair value in any new circumstances. The Company is reviewing the statement and its impact on the financial statements.

e. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

3. Advisory Fee, Related Party Transactions and Other

The Adviser provides certain investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Adviser a quarterly advisory fee at an annual rate of 1% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. For the period from April 1, 2007 to September 30, 2007, the advisory fee was $1,687,917, of which $861,452 is included in "Due to Adviser" as of September 30, 2007.

As of September 30, 2007, the Adviser has an interest of approximately 0.15% of the Members' equity - net assets. The Adviser intends to redeem its entire investment as of December 31, 2007, the valuation date of the next repurchase of Interests.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

3.  Advisory Fee, Related Party Transactions and Other (continued)

The Board is made up of three Managers who are independent of the Adviser (the "Disinterested Managers"), and one Manager who is an "interested person," as defined by Section 2(a)(19) of the 1940 Act, of the Company. The Disinterested Managers receive an annual retainer of $10,000 and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board; $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $1,000 for each audit committee meeting (whether held in-person or by telephone). All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. Any Manager who is an "interested person" does not receive any retainer or other fee from the Company. The Company incurred $30,500 of retainer and per meeting fees for the period from April 1, 2007 to September 30, 2007.

The Company has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Company pays the Administrator a quarterly fee equal to $3,000 per fund invested in the Company. For the period from April 1, 2007 to September 30, 2007, the Company incurred $9,000 in expenses related to such administrative services, $6,000 of which is payable as of September 30, 2007.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of September 30, 2007, the Company had investments in twenty-six Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 0.5% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from three months to three years from initial investment.

Aggregate purchases and proceeds of interests in Investment Funds for the period from April 1, 2007 to September 30, 2007 are $25,100,000 and $4,016,264,
respectively.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2007

--------------------------------------------------------------------------------

6. Bank Note- Line of Credit Facility

The Company maintains a $30,000,000 revolving line of credit agreement with a U.S. financial institution that is collateralized by the Company's cash and investments. Based upon the election of the Company, interest accrues at either the financial institution's prime rate less 1.25% per annum or LIBOR plus 1.5% per annum. The note also included a provision for a facility fee of 0.375% per annum on the unused portion of the note. For the period from April 1, 2007 to September 30, 2007, the Company incurred $166,598 in facility fees and interest expenses related to the bank note, of which $66,406 was payable as of September 30, 2007. As of September 30, 2007 the Company had an outstanding revolving note balance of $7,500,000. The average debt outstanding and the average interest rate for the period from April 1, 2007 to September 30, 2007 was $2,540,984 and 6.97%, respectively.

7. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

8. Subsequent Events

As of September 30, 2007, the Company received capital subscriptions from Members in the amount of $8,180,000, which is reflected as Members' interests received in advance on the Statement of Assets, Liabilities and Members' Equity
- Net Assets. These subscriptions became Interests in the Company effective October 1, 2007.


ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.

ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable for semi-annual reports.

ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

Not applicable.

ITEM  9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds (TI), LLC
             ----------------------------------------------------------
 By (Signature and Title) /s/ Spencer N. Boggess
                        --------------------------
                            Spencer N. Boggess, Principal Executive Officer
Date December 7, 2007
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds (TI), LLC
             ----------------------------------------------------------
By (Signature and Title) /s/ Steven L. Suss
                        ------------------------
                             Steven L. Suss, Principal Financial Officer
Date December 7, 2007
     ----------------